Undiscovered Managers Behavioral Value Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
RUSSELL 2000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.05%	7.29%	7.14%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	4.10%	10.03%	8.87%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.93%	8.67%	7.48%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.07%	7.72%	6.83%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	8.33%	10.68%	9.02%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	10.15%	11.51%	9.74%